STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ EQUITY

10. STOCKHOLDERS’ EQUITY

Preferred Stock. The Company is authorized to issue up to 1,000,000 shares of Preferred Stock (the “Preferred Stock”). The Preferred Stock may be issued from time to time in one or more series. The Board of Directors is authorized to fix the number of shares of any series of the Preferred Stock, to determine the designation of any such series, and to determine or alter the rights granted to or imposed upon any wholly unissued series of Preferred Stock including the dividend rights, dividend rate, conversion rights, voting rights, redemption rights (including sinking fund provisions), redemption price, and liquidation preference.

On June 15, 2021, the Company completed its secondary offering of 800,000 shares of our Series D Preferred Stock for cash consideration of $25.00 per share to a syndicate of underwriters led by Benchmark, as representative, resulting in approximately $18.1 million in net proceeds, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company. The Company granted the underwriters a 45-day option to purchase up to an additional 120,000 shares of Series D Preferred Stock to cover over-allotments, which they exercised on June 17, 2021, resulting in approximately $2.7 million in net proceeds, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company. In total, the Company issued 920,000 shares of Series D Preferred Stock with net proceeds of approximately $20.5 million, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company and deferred offering costs. The Series D Preferred Stock is listed and trading on The Nasdaq Capital market under the symbol SQFTP. The Company intends to use these proceeds for general corporate and working capital purposes, including to potentially acquire additional properties. Below are some of the key terms of the Series D Preferred Stock:

Dividends:

Holders of shares of the Series D Preferred Stock are entitled to receive cumulative cash dividends at a rate of 9.375% per annum of the $25.00 per share liquidation preference (equivalent to $2.34375 per annum per share). Dividends will be payable monthly on the 15th day of each month (each, a “Dividend Payment Date”), provided that if any Dividend Payment Date is not a business day, then the dividend that would otherwise have been payable on that Dividend Payment Date may be paid on the next succeeding business day without adjustment in the amount of the dividend.

Voting Rights:

Holders of shares of the Series D Preferred Stock will generally have no voting rights. However, if the Company does not pay dividends on the Series D Preferred Stock for eighteen or more monthly dividend periods (whether or not consecutive), the holders of the Series D Preferred Stock (voting separately as a class with the holders of all other classes or series of the Company’s preferred stock it may issue upon which like voting rights have been conferred and are exercisable and which are entitled to vote as a class with the Series D Preferred Stock in the election referred to below) will be entitled to vote for the election of two additional directors to serve on the Company’s Board of Directors until the Company pays, or declares and sets apart funds for the payment of, all dividends that it owes on the Series D Preferred Stock, subject to certain limitations.

In addition, the affirmative vote of the holders of at least two-thirds of the outstanding shares of Series D Preferred Stock (voting together as a class with all other series of parity preferred stock the Company may issue upon which like voting rights have been conferred and are exercisable) is required at any time for the Company to (i) authorize or issue any class or series of its stock ranking senior to the Series D Preferred Stock with respect to the payment of dividends or the distribution of assets on liquidation, dissolution or winding up or (ii) to amend any provision of the Company charter so as to materially and adversely affect any rights of the Series D Preferred Stock or to take certain other actions.

Liquidation Preference:

In the event of the Company’s voluntary or involuntary liquidation, dissolution or winding up, the holders of shares of Series D Preferred Stock will be entitled to be paid out of the assets the Company has legally available for distribution to its stockholders, subject to the preferential rights of the holders of any class or series of its stock the Company may issue ranking senior to the Series D Preferred Stock with respect to the distribution of assets upon liquidation, dissolution or winding up, a liquidation preference of $25.00 per share, plus any accumulated and unpaid dividends to, but not including, the date of payment, before any distribution of assets is made to holders of the Company’s common stock or any other class or series of the Company’s stock it may issue that ranks junior to the Series D Preferred Stock as to liquidation rights.

In the event that, upon any such voluntary or involuntary liquidation, dissolution or winding up, the Company’s available assets are insufficient to pay the amount of the liquidating distributions on all outstanding shares of Series D Preferred Stock and the corresponding amounts payable on all shares of other classes or series of the Company’s stock that it issues ranking on parity with the Series D Preferred Stock in the distribution of assets, then the holders of the Series D Preferred Stock and all other such classes or series of stock shall share ratably in any such distribution of assets in proportion to the full liquidating distributions to which they would otherwise be respectively entitled.

Redemption:

Commencing on or after June 15, 2026, the Company may redeem, at its option, the Series D Preferred Stock, in whole or in part, at a cash redemption price equal to $25.00 per share, plus any accumulated and unpaid dividends to, but not including the redemption date. Prior to June 15, 2026, upon a Change of Control (as defined in the Articles Supplementary), the Company may redeem, at its option, the Series D Preferred Stock, in whole or part, at a cash redemption price of $25.00 per share, plus any accumulated and unpaid dividends to, but not including the redemption date. The Series D Preferred Stock has no stated maturity, will not be subject to any sinking fund or other mandatory redemption, and will not be convertible into or exchangeable for any of our other securities.

The Company evaluated the accounting guidance in ASC 480 regarding the classification of the Series D Preferred Stock as equity or a liability and ultimately determined that it should be classified as permanent equity. On June 24, 2021, the Board of Directors of the Company declared the first dividend on its Series D Preferred Stock for the initial period from the issue date of June 15, 2021 to June 30, 2021. In accordance with the terms of the Series D Preferred Stock, the Series D monthly dividend has been approved by the Board of Directors through December 2021 in the amount of $0.10417 per share payable on the 15th of every month to stockholders of record of Series D Preferred Stock as of the last day of the prior month. Total dividends paid to Series D Preferred stockholders during the three months ended September 30, 2021 was $455,207.

Common Stock. The Company is authorized to issue up to 100,000,000 shares of Series A Common Stock, 1,000 shares of Series B Common Stock, and 9,000,000 shares of Series C Common Stock (collectively, the “Common Stock”) each with $0.01 par value per share. Each class of Common Stock has identical rights, preferences, terms, and conditions except that the holders of Series B Common Stock are not entitled to receive any portion of Company assets in the event of the Company’s liquidation. No shares of Series B or Series C Common Stock have been issued. Each share of Common Stock entitles the holder to one vote. Shares of our Common Stock are not subject to redemption and do not have any preference, conversion, exchange, or preemptive rights. The articles of incorporation contain a restriction on ownership of the Common Stock that prevents one person from owning more than 9.8% of the outstanding shares of common stock.

On July 12, 2021, the Company entered into a securities purchase agreement with a single U.S. institutional investor for the purchase and sale of 1,000,000 shares of its Series A Common Stock, Common Stock Warrants to purchase up to 2,000,000 shares of Series A Common Stock and Pre-Funded Warrants to purchase up to 1,000,000 shares of Series A Common Stock. Each share of Common Stock and accompanying Common Stock Warrants were sold together at a combined offering price of $5.00, and each share of Common Stock and accompanying Pre-Funded Warrants were sold together at a combined offering price of $4.99. The Pre-Funded Warrants were exercised in full during August 2021 at a nominal exercise price of $0.01 per share. The Common Stock Warrants have an exercise price of $5.50 per share, were exercisable upon issuance and will expire five years from the date of issuance.

In connection with this additional offering, we agreed to issue the Placement Agent Warrants to purchase up to 80,000 shares of Series A Common Stock, representing 4.0% of the Series A Common Stock and shares of Series A Common Stock issuable upon exercise of the Pre-Funded Warrant. The Placement Agent Warrants were issued in August 2021, post exercise of the Pre-Funded Warrants with an exercise price of $6.25 and will expire five years from the date of issuance.

The Company evaluated the accounting guidance in ASC 480 and ASC 815 regarding the classification of the Pre-Funded Warrant, Common Stock Warrants, and Placement Agent Warrants as equity or a liability and ultimately determined that it should be classified as permanent equity. As of September 30, 2021, none of the Common Stock Warrants and Placement Agent Warrants have been exercised.

Stock Repurchase Program. On September 17, 2021 the Board of Directors authorized a stock repurchase program of up to $10 million outstanding shares of our Series A Common Stock. During September, the Company was able to purchase 18,133 shares at an average price of $3.73692 per share, plus commission of $0.035 per share, for a total cost of $68,396. These shares will be treated as unissued in accordance with Maryland law and shown as a reduction of stockholders’ equity at cost.

Cash Dividends on Common Stock. During the nine months ended September 30, 2021 the Company paid three cash dividends to the common stockholders of approximately $1.0 million or $0.101 per common share, approximately $1.0 million or $0.102 per common share and approximately $1.2 million or $0.103 per share. During the nine months ended September 30, 2020 there were no cash dividends paid by the Company.

Partnership Interests. Through the Company, its subsidiaries, and its partnerships, we own 12 commercial properties in fee interest, two of which we own partial interests in through our holdings in various affiliates in which we serve as general partner, member and/or manager. Each of the limited partnerships is referred to as a “DownREIT.” In each DownREIT, we have the right, through put and call options, to require our co-investors to exchange their interests for shares of our Common Stock at a stated price after a defined period (generally five years from the date they first invested in the entity’s real property), the occurrence of a specified event or a combination thereof. The Company is a limited partner in five partnerships and sole stockholder in one corporation, which entities purchase and leaseback model homes from homebuilders.

Dividend Reinvestment Plan. The Company adopted a distribution reinvestment plan (the “DRIP”) that allowed stockholders to have dividends and other distributions otherwise distributable to them invested in additional shares of the Company’s Common Stock. The Company registered 3,000,000 shares of Common Stock pursuant to the DRIP. The purchase price per share used in the past was 95% of the price the Company sold its shares, or $19.00 per share. No sales commission or dealer manager fees were paid on shares sold through the DRIP. The Company may amend, suspend or terminate the DRIP at any time. Any such amendment, suspension or termination is effective upon a designated dividend record date and notice of such amendment, suspension or termination is sent to all participants at least thirty (30) days prior to such record date. The DRIP became effective on January 23, 2012, was suspended on December 7, 2018 and adopted on October 6, 2020 in connection with our IPO, and updated to reflect a change in transfer agent and registrar. As of September 30, 2021, approximately $17.4 million or approximately 917,074 shares of Common Stock have been issued under the DRIP. No shares were issued under the DRIP during the nine months ended September 30, 2021.

11. STOCKHOLDERS’ EQUITY

Preferred Stock. The Company is authorized to issue up to 1,000,000 shares of Preferred Stock (the “Preferred Stock”). The Preferred Stock may be issued from time to time in one or more series. The Board of Directors is authorized to fix the number of shares of any series of the Preferred Stock, to determine the designation of any such series, and to determine or alter the rights granted to or imposed upon any wholly unissued series of Preferred Stock including the dividend rights, dividend rate, conversion rights, voting rights, redemption rights (including sinking fund provisions), redemption price, and liquidation preference. As of December 31, 2020 and December 31, 2019, no Series B Preferred Stock remained issued or outstanding.

Common Stock. The Company is authorized to issue up to 100,000,000 shares of Series A Common Stock, 1,000 shares of Series B Common Stock and 9,000,000 shares of Series C Common Stock (collectively, the “common stock”) each with a $0.01 par value. The common stock have identical rights, preferences, terms and conditions except that the Series B Common Stockholders are not entitled to receive any portion of Company assets in the event of Company liquidation. There have been no Series B or Series C Common Stock issued. Each share of Common Stock entitles the holder to one vote. The Common Stock is not subject to redemption and it does not have any preference, conversion, exchange or pre-emptive rights. The articles of incorporation contain a restriction on ownership of the Common Stock that prevents one person from owning more than 9.8% of the outstanding shares of common stock.

Cash Dividends. For the year ended December 31, 2020, the Company declared and paid cash dividends of $1.0 million at a rate of $0.10 per share. For the year ended December 31, 2019 the Company declared and paid $1.1 million and $2.2 million, respectively at a rate of $0.12 per share.

Partnership Interests. Through the Company, its subsidiaries and its partnerships, we own 15 commercial properties in fee interest, two of which we own partial interests in through our holdings in various affiliates in which we serve as general partner, member and/or manager. We purchased the partnership interest in one limited partnership that owned one property during 2016. Each of the limited partnerships is referred to as a “DownREIT.” In each DownREIT, we have the right, through put and call options, to require our co-investors to exchange their interests for shares of our common stock at a stated price after a defined period (generally five years from the date they first invested in the entity’s real property), the occurrence of a specified event or a combination thereof. The Company is a limited partner in four partnerships and sole stockholder in one corporation, which entities purchase and leaseback model homes from homebuilders.

During the year ended December 31, 2020, the Company exercised two put options with a limited partner in two limited partnerships and exchanged a total of 59,274 shares of the Company’s Series A Common Stock for the limited partner’s partnership interests, resulting in an increase in ownership interest of each limited partnership by the Company. As part of this non-cash equity transaction, the Company reclassified $1.2 million in minority interest to common stock and additional paid in capital on the Condensed Consolidated Balance Sheets.

Dividend Reinvestment Plan. The Company had adopted a distribution reinvestment plan that allowed stockholders to have dividends or other distributions otherwise distributable to them invested in additional shares of Company common stock. The Company registered 3,000,000 of common stock pursuant to the dividend reinvestment plan. The purchase price per share is 95% of the price the Company was formerly selling its shares for $10.00 per share. No sales commission or dealer manager fee will be paid on shares sold through the dividend reinvestment plan. The Company may amend, suspend or terminate the dividend reinvestment plan at any time. Any such amendment, suspension or termination will be effective upon a designated dividend record date and notice of such amendment, suspension or termination will be sent to all participants at least 30 days prior to such record date. The dividend reinvestment plan became effective on January 23, 2012, was suspended on December 7, 2019 and adopted on October 6, 2020 in connection with our IPO, updated to reflect a change in transfer agent and registrar. No dividend reinvestments were made for the year ended December 31, 2020. As of December 31, 2020, approximately $17.4 million or 1,834,147 shares of common stock have been issued under the dividend reinvestment plan to date.